EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 120	$ 103
Expense arising from cash-settled share-based payment transactions	197	410
Total expense arising from share-based payment transactions	317	513
Effect of hedging program	(194)	(407)
Expense from share-based payment transactions with employees	$ 123	$ 106